Reconciliation of Financial Statements to form 5500 - Summary of Reconciliation of Changes in Net Assets (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets per the financial statements	$ 14,008,758
Net adjustment from loans deemed as distributed	1,081,924
Net change per the Form 5500	$ 15,090,682